SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Fixed Income Funds — 56.8%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	302,830	$3,010
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	154,404	1,546
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	81,789	768
SEI Institutional Managed Trust Real Return Fund, Cl Y	53,161	513

Total Fixed Income Funds
(Cost $5,818) ($ Thousands)		5,837
Multi-Asset Funds — 28.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	201,302	2,077
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	39,481	385
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	64,855	514

Total Multi-Asset Funds
(Cost $2,877) ($ Thousands)		2,976

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Equity Funds — 9.2%
SEI Enhanced Low Volatility US Large Cap ETF	83	$2
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	71,447	742
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	18,998	206
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1	—

Total Equity Funds
(Cost $875) ($ Thousands)		950
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 5.160%*	515,081	515

Total Money Market Fund
(Cost $515) ($ Thousands)		515

Total Investments in Securities — 99.9%
(Cost $10,085) ($ Thousands)		$10,278

Percentages are based on Net Assets of $10,284 ($ Thousands).

Cl — Class

*The rate reported is the 7-day effective yield as of June 30, 2024.

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$3,029	$50	$(75)	$(2)	$8	$3,010	$27	$—
SEI Institutional Managed Trust Conservative Income, Cl Y	1,556	39	(49)	—	—	1,546	21	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	778	22	(22)	(2)	(8)	768	10	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	516	8	(15)	(1)	5	513	3	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	2,098	12	(54)	1	20	2,077	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	388	9	(10)	—	(2)	385	6	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	519	9	(20)	—	6	514	—	—
SEI Enhanced Low Volatility US Large Cap ETF	2	—	—	—	—	2	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	751	6	(22)	1	6	742	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	207	3	(9)	—	5	206	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	—	—	—	—	—	—	—	—
SEI Daily Income Trust Government Fund, Institutional Class	519	12	(16)	—	—	515	6	—
Totals	$10,363	$170	$(292)	$(3)	$40	$10,278	$73	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Money Market Fund — 80.7%
SEI Daily Income Trust Government Fund, Institutional Class, 5.160%*†	1,891,627	$1,892

Total Money Market Fund
(Cost $1,892) ($ Thousands)		1,892
Fixed Income Fund — 19.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	85,256	451

Total Fixed Income Fund
(Cost $475) ($ Thousands)		451

Total Investments in Securities — 100.0%
(Cost $2,367) ($ Thousands)		$2,343

Percentages are based on Net Assets of $2,344 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

† The rate reported is the 7-day effective yield as of June 30, 2024.

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$2,058	$25	$(191)	$—	$—	$1,892	$24	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	491	12	(56)	(4)	8	451	2	—
Totals	$2,549	$37	$(247)	$(4)	$8	$2,343	$26	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 50.3%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	446,074	$4,434
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	134,200	1,247
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	72,840	618
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	311,374	3,117
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	485,255	4,556
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	117,754	624
SEI Institutional Managed Trust Real Return Fund, Cl Y	128,691	1,242

Total Fixed Income Funds
(Cost $16,321) ($ Thousands)		15,838
Multi-Asset Funds — 28.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	84,053	616
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	518,529	5,351
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	143,246	1,395
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	195,964	1,552

Total Multi-Asset Funds
(Cost $8,732) ($ Thousands)		8,914
Equity Funds — 21.4%
SEI Enhanced Low Volatility US Large Cap ETF	45,200	1,252
SEI Institutional International Trust International Equity Fund, Cl Y	66,991	823
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	280,125	2,910
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	86,172	934
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	54,197	804

Total Equity Funds
(Cost $6,084) ($ Thousands)		6,723

Total Investments in Securities — 100.0%
(Cost $31,137) ($ Thousands)		$31,475

Percentages are based on Net Assets of $31,487 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$4,582	$91	$(248)	$(14)	$23	$4,434	$39	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,290	29	(74)	—	2	1,247	15	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	641	33	(42)	—	(14)	618	8	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	3,222	86	(191)	—	—	3,117	42	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	4,748	180	(315)	(55)	(2)	4,556	61	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	646	26	(58)	5	5	624	—	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,285	18	(72)	(3)	14	1,242	7	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	643	27	(57)	(13)	16	616	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	5,546	65	(313)	7	46	5,351	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,446	48	(91)	(2)	(6)	1,395	22	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,611	21	(101)	(5)	26	1,552	—	—
SEI Enhanced Low Volatility US Large Cap ETF	1,256	—	—	—	(4)	1,252	4	—
SEI Institutional International Trust International Equity Fund, Cl Y	854	49	(90)	4	6	823	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,022	75	(214)	8	19	2,910	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	963	25	(81)	4	23	934	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	839	37	(49)	1	(24)	804	5	—
Totals	$32,594	$810	$(1,996)	$(63)	$130	$31,475	$203	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 46.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	172,900	$2,611
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	350,592	5,199

Total Equity Funds
(Cost $5,620) ($ Thousands)		7,810
Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,037,659	5,500

Total Fixed Income Fund
(Cost $5,977) ($ Thousands)		5,500

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 20.0%
SEI Daily Income Trust Government Fund, Institutional Class, 5.160%**	3,322,091	$3,322

Total Money Market Fund
(Cost $3,322) ($ Thousands)		3,322

Total Investments in Securities — 100.0%
(Cost $14,919) ($ Thousands)		$16,632

Percentages are based on Net Assets of $16,636 ($ Thousands).

** The rate reported is the 7-day effective yield as of June 30, 2024.

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$2,726	$155	$(255)	$21	$(36)	$2,611	$19	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,679	171	(496)	35	(190)	5,199	31	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,872	210	(610)	(104)	132	5,500	39	—
SEI Daily Income Trust Government Fund, Institutional Class	3,546	133	(357)	—	—	3,322	42	—
Totals	$17,823	$669	$(1,718)	$(48)	$(94)	$16,632	$131	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 37.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	589,246	$5,857
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	270,686	2,515
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	245,479	2,081
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	396,557	2,102
SEI Institutional Managed Trust Real Return Fund, Cl Y	259,580	2,505
SIMT Core Fixed Income Fund, Cl Y	1,724,580	16,194

Total Fixed Income Funds
(Cost $34,008) ($ Thousands)		31,254
Equity Funds — 34.8%
SEI Enhanced Low Volatility US Large Cap ETF	125,160	3,467
SEI Enhanced US Large Cap Momentum Factor ETF	379	12
SEI Enhanced US Large Cap Quality Factor ETF	221	7
SEI Enhanced US Large Cap Value Factor ETF	309	10
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	232,831	2,624
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	96,991	1,663
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,000,650	10,397
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	195,351	2,897
SIMT Liquid Alternative Fund, Cl Y	386,317	4,188
SIT International Equity Fund, Cl Y	319,136	3,919

Total Equity Funds
(Cost $26,950) ($ Thousands)		29,184
Multi-Asset Funds — 28.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,075,176	7,870
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	807,790	8,336
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	320,682	3,124

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	527,463	$4,178

Total Multi-Asset Funds
(Cost $24,501) ($ Thousands)		23,508

Total Investments in Securities — 100.0%
(Cost $85,459) ($ Thousands)		$83,946

Percentages are based on Net Assets of $83,970 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Moderate Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$5,940	$68	$(163)	$(10)	$22	$5,857	$52	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,551	43	(82)	—	3	2,515	29	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,134	74	(79)	(16)	(32)	2,081	28	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,140	57	(109)	(8)	22	2,102	11	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,548	22	(86)	(4)	25	2,505	14	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,627	378	(609)	(142)	(60)	16,194	214	—
SEI Enhanced Low Volatility US Large Cap ETF	3,478	—	—	—	(11)	3,467	12	—
SEI Enhanced US Large Cap Momentum Factor ETF	12	—	—	—	—	12	—	—
SEI Enhanced US Large Cap Quality Factor ETF	7	—	—	—	—	7	—	—
SEI Enhanced US Large Cap Value Factor ETF	10	—	—	—	—	10	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,668	105	(224)	8	67	2,624	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	1,720	44	(179)	12	66	1,663	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	10,753	39	(483)	2	86	10,397	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,019	56	(96)	1	(83)	2,897	17	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4,303	35	(268)	14	104	4,188	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	4,034	188	(349)	19	27	3,919	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	8,190	94	(448)	(152)	186	7,870	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	8,539	—	(284)	6	75	8,336	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,211	60	(128)	(11)	(8)	3,124	48	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,277	59	(212)	(11)	65	4,178	—	—
Totals	$86,161	$1,322	$(3,799)	$(292)	$554	$83,946	$425	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 67.4%
SEI Institutional International Trust International Equity Fund, Cl Y	217,123	$2,666
SEI Institutional Managed Trust Real Estate Fund, Cl Y	182,663	2,758
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	141,528	5,193
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,539,010	22,824

Total Equity Funds
(Cost $21,826) ($ Thousands)		33,441

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Fund — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,691,735	$8,966

Total Fixed Income Fund
(Cost $10,242) ($ Thousands)		8,966
Money Market Fund — 14.5%
SEI Daily Income Trust Government Fund, Institutional Class, 5.160%**	7,198,955	7,199

Total Money Market Fund
(Cost $7,199) ($ Thousands)		7,199

Total Investments in Securities — 100.0%
(Cost $39,267) ($ Thousands)		$49,606

Percentages are based on Net Assets of $49,629 ($ Thousands).

** The rate reported is the 7-day effective yield as of June 30, 2024.

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$2,869	$15	$(247)	$84	$(55)	$2,666	$—	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	2,848	62	(130)	—	(22)	2,758	20	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	5,495	28	(330)	212	(212)	5,193	14	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	24,245	172	(917)	33	(709)	22,824	137	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,376	219	(664)	(155)	190	8,966	72	—
SEI Daily Income Trust Government Fund, Institutional Class	7,470	134	(405)	—	—	7,199	91	—
Totals	$52,303	$630	$(2,693)	$174	$(808)	$49,606	$334	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 74.6%
SEI Enhanced US Large Cap Momentum Factor ETF	238,286	$7,911
SEI Enhanced US Large Cap Quality Factor ETF	110,003	3,636
SEI Enhanced US Large Cap Value Factor ETF	240,318	7,486
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	653,249	7,362
SEI Institutional International Trust International Equity Fund, Cl Y	1,562,459	19,187
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	536,774	9,206
SEI Institutional Managed Trust Large Cap Fund, Cl Y	799,219	12,700
SEI Institutional Managed Trust Small Cap Fund, Cl Y	409,521	5,561

Total Equity Funds
(Cost $52,856) ($ Thousands)		73,049

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 13.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	349,932	$2,967
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	569,025	3,016
SIMT Core Fixed Income Fund, Cl Y	803,722	7,547

Total Fixed Income Funds
(Cost $14,093) ($ Thousands)		13,530
Multi-Asset Fund — 11.6%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,557,765	11,403

Total Multi-Asset Fund
(Cost $12,863) ($ Thousands)		11,403

Total Investments in Securities — 100.0%
(Cost $79,812) ($ Thousands)		$97,982

Percentages are based on Net Assets of $97,998 ($ Thousands).

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$7,659	$—	$—	$—	$252	$7,911	$7	$—
SEI Enhanced US Large Cap Quality Factor ETF	3,539	1	—	—	96	3,636	7	—
SEI Enhanced US Large Cap Value Factor ETF	7,443	—	—	—	43	7,486	24	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7,935	19	(801)	47	162	7,362	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	21,198	49	(2,277)	546	(329)	19,187	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,051	—	(1,282)	306	131	9,206	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	14,029	35	(1,460)	226	(130)	12,700	34	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,119	108	(503)	106	(269)	5,561	13	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,235	56	(249)	(10)	(65)	2,967	42	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,270	93	(391)	—	44	3,016	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,236	202	(788)	(187)	84	7,547	103	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12,635	64	(1,339)	(405)	448	11,403	—	—
Totals	$105,349	$627	$(9,090)	$629	$467	$97,982	$230	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%
Equity Funds — 88.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	142,041	$1,601
SEI Institutional International Trust International Equity Fund, Cl Y	1,031,790	12,670
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y ‡	1,237,851	45,417
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	428,484	11,115

Total Equity Funds
(Cost $29,576) ($ Thousands)		70,803

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	367,097	$3,113
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,183,351	6,272

Total Fixed Income Funds
(Cost $10,787) ($ Thousands)		9,385

Total Investments in Securities — 100.1%
(Cost $40,363) ($ Thousands)		$80,188

Percentages are based on Net Assets of $80,078 ($ Thousands).

‡ Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,559	$—	$(1)	$—	$43	$1,601	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	12,864	—	(333)	29	110	12,670	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	45,881	119	(617)	31	3	45,417	119	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	11,488	22	(154)	28	(269)	11,115	21	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,017	166	—	—	(70)	3,113	39	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,022	318	(84)	6	10	6,272	60	—
Totals	$80,831	$625	$(1,189)	$94	$(173)	$80,188	$239	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 43.0%
SEI Enhanced US Large Cap Momentum Factor ETF	33,102	$1,099
SEI Enhanced US Large Cap Quality Factor ETF	15,187	502
SEI Enhanced US Large Cap Value Factor ETF	33,373	1,039
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	142,320	1,604
SEI Institutional International Trust International Equity Fund, Cl Y	291,217	3,576
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	136,433	2,340
SEI Institutional Managed Trust Large Cap Fund, Cl Y	128,823	2,047
SEI Institutional Managed Trust Small Cap Fund, Cl Y	97,182	1,320
SIMT Global Managed Volatility Fund Global Managed Volatility Fund, Cl Y	187,462	1,948
SIMT Liquid Alternative Fund Liquid Alternative Fund, Cl Y	144,660	1,568

Total Equity Funds
(Cost $12,453) ($ Thousands)		17,043
Fixed Income Funds — 33.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	183,682	1,558
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	296,978	1,574
SIMT Core Fixed Income Fund Core Fixed Income Fund, Cl Y	1,067,213	10,021

Total Fixed Income Funds
(Cost $14,802) ($ Thousands)		13,153
Multi-Asset Funds — 23.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	662,485	4,849
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	150,413	1,465
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	395,021	3,129

Total Multi-Asset Funds
(Cost $10,309) ($ Thousands)		9,443

Total Investments in Securities — 99.9%
(Cost $37,564) ($ Thousands)		$39,639

Percentages are based on Net Assets of $39,665 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Market Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$1,064	$—	$—	$—	$35	$1,099	$1	$—
SEI Enhanced US Large Cap Quality Factor ETF	489	—	—	—	13	502	1	—
SEI Enhanced US Large Cap Value Factor ETF	1,034	—	(1)	—	6	1,039	3	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,633	12	(84)	3	40	1,604	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	3,771	16	(251)	87	(47)	3,576	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,441	—	(210)	37	72	2,340	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,031	1	(100)	2	14	1,948	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,142	4	(116)	37	(20)	2,047	5	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	1,626	—	(102)	6	38	1,568	—	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,370	22	(36)	6	(42)	1,320	3	—
SE Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,606	24	(35)	(4)	(33)	1,558	21	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	10,313	148	(310)	(58)	(72)	10,021	132	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,614	38	(89)	(9)	20	1,574	8	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,094	13	(277)	(90)	109	4,849	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,515	23	(63)	(6)	(4)	1,465	23	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,232	38	(182)	(10)	51	3,129	—	—
Totals	$40,975	$339	$(1,856)	$1	$180	$39,639	$197	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	37,246	$420
SEI Institutional International Trust International Equity Fund, Cl Y	264,975	3,254
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	319,977	11,740
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	112,146	2,909

Total Equity Funds
(Cost $6,727) ($ Thousands)		18,323
Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	97,774	829
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	315,727	1,673

Total Fixed Income Funds
(Cost $2,690) ($ Thousands)		2,502

Total Investments in Securities — 99.9%
(Cost $9,417) ($ Thousands)		$20,825

Percentages are based on Net Assets of $20,846 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$414	$11	$(16)	$—	$11	$420	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	3,385	72	(237)	47	(13)	3,254	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	11,993	153	(413)	194	(187)	11,740	31	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	3,003	51	(81)	21	(85)	2,909	6	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	835	37	(23)	(4)	(16)	829	11	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,673	98	(324)	(20)	246	1,673	—	—
Totals	$21,303	$422	$(1,094)	$238	$(44)	$20,825	$48	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 54.1%
SEI Enhanced US Large Cap Momentum Factor ETF	152,714	$5,070
SEI Enhanced US Large Cap Quality Factor ETF	70,930	2,344
SEI Enhanced US Large Cap Value Factor ETF	153,787	4,791
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	537,087	6,053
SEI Institutional International Trust International Equity Fund, Cl Y	1,170,719	14,376
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	444,594	7,625
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	367,114	3,814
SEI Institutional Managed Trust Large Cap Fund, Cl Y	565,387	8,984
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	288,817	3,131
SEI Institutional Managed Trust Small Cap Fund, Cl Y	348,223	4,729

Total Equity Funds
(Cost $45,406) ($ Thousands)		60,917

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 23.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	610,095	$5,174
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,735,532	16,297
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	985,745	5,224
Total Fixed Income Funds
(Cost $29,980) ($ Thousands)		26,695
Multi-Asset Funds — 22.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,859,904	13,614
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	307,725	2,997
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,035,934	8,205
Total Multi-Asset Funds
(Cost $27,522) ($ Thousands)		24,816
Total Investments in Securities — 99.9%
(Cost $102,908) ($ Thousands)		$112,428

Percentages are based on Net Assets of $112,499 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Market Growth Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$4,909	$—	$—	$—	$161	$5,070	$3	$—
SEI Enhanced US Large Cap Quality Factor ETF	2,282	—	—	—	62	2,344	5	—
SEI Enhanced US Large Cap Value Factor ETF	4,763	—	—	—	28	4,791	15	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	6,182	20	(316)	20	147	6,053	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	14,938	66	(790)	224	(62)	14,376	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	7,921	1	(655)	239	119	7,625	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,965	—	(184)	4	29	3,814	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	9,359	22	(472)	123	(48)	8,984	22	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	3,233	2	(192)	11	77	3,131	—	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	4,890	95	(129)	6	(133)	4,729	11	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,368	70	(140)	(28)	(96)	5,174	70	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,776	223	(495)	(94)	(113)	16,297	216	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,406	125	(333)	(66)	92	5,224	39	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,187	1	(629)	(234)	289	13,614	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,110	46	(140)	(12)	(7)	2,997	46	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,520	42	(464)	(58)	165	8,205	—	—
Totals	$115,809	$713	$(4,939)	$135	$710	$112,428	$427	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%
Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	223,034	$2,514
SEI Institutional International Trust International Equity Fund, Cl Y	1,618,714	19,878
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,944,788	71,354
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	677,189	17,566

Total Equity Funds
(Cost $44,716) ($ Thousands)		111,312
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	586,020	4,969
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,892,772	10,032

Total Fixed Income Funds
(Cost $17,753) ($ Thousands)		15,001

Total Investments in Securities — 100.1%
(Cost $62,469) ($ Thousands)		$126,313

Percentages are based on Net Assets of $126,240 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

The following is summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,489	$—	$(43)	$(6)	$74	$2,514	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	20,388	47	(782)	146	79	19,878	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	72,071	187	(968)	389	(325)	71,354	185	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	18,049	37	(141)	32	(411)	17,566	33	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,973	111	—	—	(115)	4,969	64	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,960	237	(190)	(16)	41	10,032	100	—
Totals	$127,930	$619	$(2,124)	$545	$(657)	$126,313	$382	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust